The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

October 24, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1940 Act Registration No. 811-22468

Ladies and Gentlemen:

On behalf of Ashmore Funds, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the Class A and Class C shares Prospectus dated April 12, 2011 (as revised October 3, 2011) and the Institutional Class shares Prospectus dated December 10, 2010 (as revised October 3, 2011) of the Ashmore Funds, filed pursuant to Rule 497 on October 3, 2011 (Accession No.: 0001193125-11-261665).

If there are any questions or comments concerning the foregoing, please contact the undersigned at (312) 557-3948.

Sincerely,

Ashmore Funds

/s/ Owen T. Meacham

Owen T. Meacham

Assistant Secretary of the Trust

Enclosures